Stock Options (Detail Narrative)	12 Months Ended
Aug. 31, 2021 $ / shares shares
Description of incentives plan	The aggregate number of shares issuable under the Equity Incentive Plan is now 510,433 shares, 10% of the Company’s issued share capital at that time.
Stock option granted	87,935
Strike price | $ / shares	$ 9.60
Reissued stock price | $ / shares	$ 7.08
Directors Officers Employees And Consultants [Member] | 2014 Stock Option Plan
Stock options available for grant	249,143
Directors Officers Employees And Consultants [Member] | Two Thousand Nineteen Equity Incentive Plan [Member]
Stock options available for grant	261,290